Summary of Tax Effects of Significant Timing Differences on Income Tax Expense (Benefit) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Property Plant and Equipment USD ($)	Mar. 31, 2013 Property Plant and Equipment INR	Mar. 31, 2012 Property Plant and Equipment INR	Mar. 31, 2011 Property Plant and Equipment INR	Mar. 31, 2013 Unearned Revenue USD ($)	Mar. 31, 2013 Unearned Revenue INR	Mar. 31, 2012 Unearned Revenue INR	Mar. 31, 2011 Unearned Revenue INR	Mar. 31, 2013 Allowance for Doubtful Accounts USD ($)	Mar. 31, 2013 Allowance for Doubtful Accounts INR	Mar. 31, 2012 Allowance for Doubtful Accounts INR	Mar. 31, 2011 Allowance for Doubtful Accounts INR	Mar. 31, 2013 Operating Income (Loss) USD ($)	Mar. 31, 2013 Operating Income (Loss) INR	Mar. 31, 2012 Operating Income (Loss) INR	Mar. 31, 2012 Deferred Credits And Other Liabilities INR	Mar. 31, 2013 Interest Costs USD ($)	Mar. 31, 2013 Interest Costs INR	Mar. 31, 2012 Interest Costs INR	Mar. 31, 2011 Interest Costs INR	Mar. 31, 2013 Undistributed Foreign Earnings INR	Mar. 31, 2012 Undistributed Foreign Earnings INR	Mar. 31, 2013 Other Tax USD ($)	Mar. 31, 2013 Other Tax INR	Mar. 31, 2012 Other Tax INR	Mar. 31, 2011 Other Tax INR
Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax expense (benefit)	$ (7)	(393)	3,907	(245)	$ (6)	(343)	(122)	276	$ 3	175	41	(84)	$ (1)	(82)	(188)	(47)	$ 3	172	5,028	(183)	$ (10)	(550)	(638)	(152)	(9)	126	$ 4	244	(157)	(238)